RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related party transactions by related party
	Year Ended December 31,
Related parties	2020	2019	2018
Directors and officers	$1,536,167	$1,685,242	$1,265,152
Linx Partners Ltd.	740,000	371,000	401,044
MaKevCo Consulting Inc.	32,800	21,400	21,200
Sophir Asia Ltd.	26,100	19,600	19,100
	$2,335,067	$2,097,242	$1,706,496

Related party transactions by nature of transaction
	Year Ended December 31,
Related parties	2020	2019	2018
Consulting and management fees	$370,000	$218,500	$268,456
Directors' fees	108,600	103,805	70,378
Mineral properties	1,387,067	1,171,585	631,610
Salaries	469,400	603,352	736,052
	$2,335,067	$2,097,242	$1,706,496